Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	ULTIMUS MANAGERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	May 06, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2022
Prospectus Date	rr_ProspectusDate	May 10, 2022
Nia Impact Solutions Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Nia Impact Solutions Fund (the Fund”) seeks long-term capital appreciation by investing in companies that contribute towards advancements in the areas of diversity and inclusion, sustainability and/or social justice.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As the Fund recently commenced operations, it does not yet have portfolio turnover to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect until June 30, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances the Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of U.S. and non-U.S. companies that meet the Adviser’s environmental, social, and corporate governance (“ESG”) criteria, described below, at the time of investment. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stocks and American depositary receipts (“ADRs”) of companies of any capitalization size, including large-cap, mid-cap and small-cap companies, that the Adviser believes present an attractive opportunity for long-term capital appreciation.

In selecting investments for the Fund, the Adviser seeks to identify companies across the globe with diverse leadership that are focused on creating a just, sustainable and inclusive world, in accordance with the Adviser’s investment thesis that, over the long term, the markets will reward companies that focus on solving major social and environmental issues. The Adviser’s approach to selecting companies for investment has three parts: (1) assessing for alignment with the Adviser’s six “solutions themes”; (2) screening for diversity in leadership; and (3) performing financial analysis with an ESG lens.

Alignment with Solutions Themes. The Adviser has identified six “solutions themes,” which the Adviser believes are among the most critical social and environmental issues confronting our planet, our economies, and society:

1)	Sustainable Planet – Climate change reversal and mitigation, including fossil-fuel free, non-extractive renewable energy, energy-efficient technology, sustainable design and engineering services.

2)	Affordable Housing – Environmentally friendly housing promoting development of community.

3)	Sustainable & Affordable Transportation – An emphasis on products and systems that eliminate or reduce damaging emissions, while also expanding access to clean transportation alternatives across income levels.

4)	Natural & Organic Foods – Promotion of products and services supporting sustainable agriculture, access to healthy food and a healthier planet.

5)	Healthcare – Focusing on both innovation and access, including prevention, early detection, women’s health, innovative cancer treatments and unmet medical needs addressing the HIV/AIDS and COVID-19 pandemics and other infectious diseases affecting women and people of color.

6)	Education, Communications, & Financial Services – Access to basic banking and financial literacy that expand opportunities and level the playing field for underserved populations with historically limited access. Services and technology to improve education access and facilitate positive communication.

The Adviser seeks to identify companies offering products and/or services, including those in development, that the Adviser believes are or are expected to contribute to improving conditions in one or more of categories covered by the six solutions themes. Which theme is prioritized for analysis for a particular company is dependent upon the company’s sector and industry. Among other things, the Adviser uses the Sustainable Accounting Standards Board (SASB) standards to identify which solutions themes are most critical for each sector and industry and could therefore most materially impact a particular company and its potential future value.

Once the Adviser has identified a company’s fit within the solutions themes, the Adviser performs an analysis of the company’s potential for impact with respect to the identified solution theme both on an absolute basis and as compared to its peer companies, the company’s industry and the general market. To conduct this analysis, the Adviser seeks to gather and identify numerical and descriptive data that depicts where a company’s impact has been, is currently, and where it is directionally likely to go. Because these categories differ greatly, the approach to analysis varies but generally includes both quantitative data (for example, measurements of greenhouse gas emissions) and qualitative assessment (for example, demonstrated prioritization of research and treatment of healthcare needs, with particular attention to women and people of color).

The Adviser seeks companies whose core business model, products, and/or services contributes to addressing one or more of the Adviser’s solutions themes, and whose management is committed to improving diversity, equity and inclusion practices within the company.

As a result of the Adviser’s focus on companies providing products and/or services that align with one or more of the solutions themes, the Adviser expects that the Fund will invest primarily in companies from the following sectors: Health Care; Technology; Communications; Industrials; Consumer Staples; Financials; Consumer Discretionary; Real Estate; Utilities; and Energy.

Diversity in Leadership. In selecting its universe of investments, the Adviser seeks to identify those companies that meet the Adviser’s diversity criteria with regards to leadership positions both at the executive management and board of directors levels. The Adviser’s diversity criteria are representation based and vary based on a company’s sector and geographic location. Companies must satisfy the Adviser’s diversity criteria as of the time of investment in order to be eligible for investment by the Fund. Among other things, the criteria include a requirement for inclusion of women in a company’s leadership positions.

Financial Analysis with an ESG Lens. The Adviser seeks to identify companies that present an attractive opportunity for long-term capital appreciation based on an assessment of a company’s fundamental business properties and ESG related policies and practices. The Adviser’s view is that both traditional financial analysis and ESG considerations may reveal disparities between a company and its competitors and identify operational resilience (or lack thereof), and should therefore inform the Adviser’s views on the overall attractiveness of a company’s prospects.

The Adviser considers a company’s fundamental business properties using traditional methods of financial statement analysis, including quantitative analysis, proprietary valuation methods, and financial analysis in order to assess each company on the basis of historical and expected future performance. This involves trend and ratio analysis, and observation of growth rates, margins, leverage ratios, and cash flow yield, among other things. Analysis of a company’s financial prospects may also include broader considerations such as assessment of a company’s overall business strategy and evaluation of market conditions, both for a company’s specific product/service, as well as the macroeconomic environment.

The Adviser also incorporates into this analysis consideration of a company’s ESG policies and practices, in accordance with the Adviser’s view that these factors contribute towards a company’s financial prospects. The Adviser typically uses the SASB standards as a starting point for identifying which ESG policies and practices are more critical for a company, depending on its sector and industry. Environmental factors considered by the Adviser may include assessment of a company’s policies and practices regarding greenhouse gas emissions, air quality, energy management, water & wastewater management, waste & hazardous materials management, and a company’s overall ecological impacts. The Adviser assesses a company’s social performance across a wide range of metrics which may include community relations, customer privacy, data security, access & affordability, product quality & safety, customer welfare, selling practices and product labeling. Human capital factors considered may include labor practices, employee health and safety measures, and employee engagement, diversity and inclusion. Which ESG factors are prioritized for analysis will vary depending on a company’s business line and industry and different combinations of these issues will be prioritized for different companies. The Adviser may also consider factors that may not directly impact a company’s value in the near-term yet reflect a company’s impact on its stakeholders and/or the environment, based on the Adviser’s view that such impacts can enhance a company’s value in the long-term.

Based on the totality of the foregoing analysis, which combines the various quantitative and qualitative data considered, the Adviser develops a view of a company and an investment thesis.

The Adviser will seek to use its influence as an investor, both through the application of the Adviser’s proxy voting guidelines and through dialogue with management of companies in the portfolio, to encourage portfolio companies to further their positive impact in the areas of the solutions themes, social justice and enhance their ESG policies and practices.

The Adviser will monitor and seek to measure whether the Fund’s investments are achieving the desired impacts on an ongoing basis. Some of the metrics that the Adviser will review to attempt to measure impact include the number of proxies voted with relevant impact topics, the number of shareholder resolutions filed or joined, the percentage of votes received in favor of filed resolutions, and the number of portfolio companies that receive strategic or operational support from the Adviser to improve ESG policies and practices and the status of those improvements.

The Adviser may sell an investment when, in the Adviser’s estimation, an investment no longer presents an attractive opportunity for long-term capital appreciation, if a company no longer satisfies the Adviser’s leadership diversity criteria, if a company no longer aligns with any of the solutions themes, or if the Adviser identifies other more attractive investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances the Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of U.S. and non-U.S. companies that meet the Adviser’s environmental, social, and corporate governance (“ESG”) criteria, described below, at the time of investment.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of an investment in the Fund are generally described below.

ESG Investing Risk. The Fund’s incorporation of ESG considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their strategy or investment processes. Under certain economic conditions, this could cause the Fund’s investment performance to be worse than similar funds that do not incorporate such considerations in their investment strategies or processes. In applying ESG criteria to its investment decisions, the Fund may forgo higher yielding investments that it would invest in absent the application of its ESG investing criteria. The Fund will seek to identify companies that it believes meet its ESG criteria based on the data provided by third parties. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG practices. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgment about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity prices are volatile and the prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

●	American Depository Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●	Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number of reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country’s government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.
●	Emerging Markets Risk. The Fund may invest in emerging market equity securities. In addition to the general risk of investing in foreign securities, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. Emerging market economics are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments. The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, and company closings and product cutbacks, the broad effects of which are currently difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

New Fund and Management Risk. The Fund is new and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size, in which case the Board may determine to liquidate the Fund. In addition, although the Adviser has experience managing separate accounts using a similar strategy to the Fund, the Adviser has not previously served as an investment adviser to a registered investment company prior to the Fund’s inception.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information, current through the most recent month end, is available by calling 833-571-2833 or visiting NIAIMPACTFUNDS.COM.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-571-2833
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	NIAIMPACTFUNDS.COM
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Nia Impact Solutions Fund | Nia Impact Solutions Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NIAGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 355

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Nia Impact Capital (the “Adviser”) has contractually agreed, until June 30, 2025, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Fund. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.